Pledge of Assets	12 Months Ended
Dec. 31, 2017
Transfers and Servicing [Abstract]
Pledge of Assets
13.	PLEDGE OF ASSETS

As of December 31, 2016 and 2017, trading and available-for-sale securities amounting to Rmb34,558 and Rmb24,383(US$3,748) are collateralized to secure the security trading margin facilities of the Company.